Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

10.Accounts Payable and Accrued Liabilities

	December 31,	December 31,
	2023	2022

Accounts payable and accrued liabilities	$8,828	$18,850
Withholding tax liability	—	14
	$8,828	$18,864

Accounts payable and accrued liabilities comprise primarily of trade payables incurred in the normal course of business and mainly relate to the development of the Refinery. Included in accrued liabilities are amounts totalling $78 (December 31, 2022 - $389) due to related parties (Note 25) related to compensation.